IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2022
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17. IMPAIRMENT OF ASSETS

In 2022, as a result of loss of dryer, an impairment provision was made for ThU.S.$ 10,500 in Valdivia mill, which was recognized into impairment provisions of assets.

In 2022, as a result of closing MDP line of Pien mill in Brasil, an impairment provision was made for ThU.S.$ 14,388, which amount include an impairment of goodwill for ThU.S.$ 3,895.

At the end of 2022, considering the current projections of future margins, exchange differences and the sustained increasing risk in the Argentine Republic, and applying the usual procedures for determining impairment in accordance with IFRS, in the subsidiary Arauco Argentina, an impairment was recorded in the cash generating unit for the manufacture of cellulose pulp in the amount of ThU.S.$ 127,605.

The premises included in this projection consider a discount rate of 22.07%, sales volume based on expected production data, sales prices based on the projection of international consultants and future investments of the machinery in its current state.

In the United States, impairment provisions associated with sold and recovered from property, plant and equipment were reversed for a total of ThU.S.$ 7,014 (equivalent to ThU.S.$ 11,057 in the 2021 period).

In addition, due to the modernization and expansion project of the Arauco mill (
Proyecto de Modernización y Ampliación de la Planta Arauco
, or MAPA Project),
was totally impaired as of December 31, 2021.
A
s of December 31, 2022
 and 2021, accumulated impairment of the assets of the CGU Line 1 of Arauco mill (pulp segment) was ThU.S.$ 101,069.

All impairment provision charges are presented in the consolidated statement of profit or loss under other expenses by function, whose movements are shown below:

	12-31-2022	12-31-2021
Changes in CGU s impairment provision	ThU.S.$	ThU.S.$
Opening balance	214,042	218,764
Impairment loss recognized in profit or loss	141,137	21,275
Reversal of impairment loss recognized in profit or loss	(9,164)	(21,858)
Increase (decrease) in foreign exchange	2,335	(4,139)
Closing balance	348,350	214,042

Changes in provisions for impairment of property, plant and equipment and spare parts due to technical obsolescence or loss to forest due to fires, are shown below:

	12-31-2022	12-31-2021
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	11,798	8,088
Impairment loss recognized in profit or loss	13,823	5,649
Reverse of impairment recognized loss in profit or loss	(7,691)	(2,112)
Increase (decrease) in foreign exchange	155	173
Closing balance	18,085	11,798

Goodwill

Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.

At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$ 54,800 (ThU.S.$ 57,697 on December 31, 2021), as shown below:

	12-31-2022	12-31-2021
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,676	40,802
Arauco do Brasil S.A. (Pien mill)	13,392	16,163
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Closing balance	54,800	57,697

	12-31-2022	12-31-2021
Goodwill movement	ThU.S.$	ThU.S.$
Opening balance at January 1	57,697	59,567
Increase (decrease) impairment	(3,895)	-
Increase (decrease) due to business combination	-	(685)
Increase (decrease) in foreign exchange	998	(1,185)
Closing balance	54,800	57,697

Of the total of goodwill, ThU.S.$ 40,676 (ThU.S.$ 40,802 as of December 31, 2021) were generated by the acquisition of “Flakeboard” (currently Arauco Canada Ltd.), a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$ 242,502 for the 100% interest ownership. The remaining balance of ThU.S.$ 732 corresponds to the acquisition of Prime-Line Inc., on September 1, 2019, for which Arauco North America Inc, a subsidiary of Arauco Canada Ltd. paid ThU.S.$ 18,880 for all the shares of said company.

The recoverable amount for Flakeboard’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 7-year term, a period time, which is considered to represent the cyclicality of the business performance, applying a nominal discount rate of 7% which reflects current market assessments for the wood products segment in North America.

Due to the investment in panel plant in Pien, Brazil, there is a goodwill
of ThU.S.$ 13,392 (ThU.S.$ 16,163 as of December 31, 2021).

The recoverable amount for the Pien mill’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 5-year term based on the operational plan approved by the Administration, applying a 7.4% nominal discount rate that reflects current evaluations for the panel segment in Brazil.

As of December 31, 2022 and 2021, the carrying value of the goodwill of the plants did not exceed their recoverable value, except at the end of December 2022 in Brazil for the MDF line of the Pien mill, was recognized an impairment of goodwill, and it was for ThU.S.$ 3,895.